INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - Master lease agreements [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 1,982,354
Acquired through the acquisition of Evotech		1,982,354
Acquired through the acquisition of Mexmaken	428,000
Impairment	(428,000)
Ending Balance	1,982,354	1,982,354
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	59,471
Additions	89,707	59,471
Impairment	(10,413)
Ending Balance	138,765	59,471
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,922,883
Ending Balance	$ 1,843,589	$ 1,922,883